Income Taxes (Details 2) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Deferred tax asset (liability):
Net operating loss carry forwards	0	0	(15,156)
Accelerated tax depreciation	(11,629)	(15,156)	0
Others	0	652	0
Net deferred tax asset (liability)	(11,629)	(14,504)	(15,156)